STOCKHOLDERS' EQUITY - Reclassifications out of accumulated other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Amounts reclassified out of accumulated other comprehensive income (loss)	$ (23)	$ 1
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax	0	0
Other Comprehensive Income (Loss)	8	0
Unrealized gains (losses) on derivatives	2	0
Amounts reclassified into earnings related to derivative instruments, tax expense (benefit)	(1)	0	$ (8)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	1	0	$ 26
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	12	(2)
Amortization of prior service benefit	1	1
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, before Tax	13	(1)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax	(4)	0
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	9	(1)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	18	(1)
Other Operating Income (Expense)
Amounts reclassified out of accumulated other comprehensive income (loss)	8	0
Foreign Currency Gain (Loss)
Amounts reclassified out of accumulated other comprehensive income (loss)	8	0
Cost of Product and Services
Unrealized gains (losses) on derivatives	4	2
Interest Expense
Unrealized gains (losses) on derivatives	$ (2)	$ (2)